EQUITY INVESTMENTS	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
EQUITY INVESTMENTS	EQUITY INVESTMENTS

(millions of Canadian $)	Ownership Interest at December 31, 2025	Income (Loss) from Equity Investments			Equity Investments
		year ended December 31			at December 31
		2025	2024	2023	2025	2024

Canadian Natural Gas Pipelines
TQM[1]	50%	17	17	17	158	160
Coastal GasLink[1]	35%	95	17	203	896	1,006
U.S. Natural Gas Pipelines
Northern Border	50%	145	130	101	766	647
Millennium	47.5%	70	95	109	(22)	(21)
Iroquois	50%	70	100	98	216	221
Other	Various	16	16	16	137	135
Mexico Natural Gas Pipelines
Sur de Texas	60%	94	283	78	1,427	1,403
Power and Energy Solutions
Bruce Power[1]	48.3%	767	900	690	7,780	7,043
Other	Various	—	—	(2)	—	42
		1,274	1,558	1,310	11,358	10,636
1Classified as a VIE. Refer to Note 31, Variable interest entities, for additional information.
Distributions and Contributions
Distributions received from equity investments and contributions made to equity investments for the years ended December 31, 2025, 2024 and 2023 were as follows:

year ended December 31	2025	2024	2023
(millions of Canadian $)

Distributions
Distributions received from operating activities of equity investments	1,616	1,607	1,158
Coastal GasLink LP subordinated loan repayment[1,2]	—	3,147	—
Other[1]	5	539	23
	1,621	5,293	1,181
Contributions[1]
Contributions made to other equity investments	986	719	918
Contributions to Coastal GasLink LP2	65	3,964	3,231
	1,051	4,683	4,149
1Included in Investing activities in the Consolidated statement of cash flows.
2In December 2024, TC Energy made an equity contribution of $3,137 million to Coastal GasLink LP, which used the funds to repay the balance owing to TC Energy under the subordinated loan agreement. The contribution and repayment were included in Investing activities in the Consolidated statement of cash flows. Refer to Note 11, Loans with affiliates, for additional information.
Coastal GasLink Pipeline Limited Partnership
In November 2024, Coastal GasLink Pipeline Limited Partnership (Coastal GasLink LP) executed a commercial agreement with LNG Canada (LNGC) and each of the five LNGC participants (LNGC Participants) that declared commercial in-service for the Coastal GasLink pipeline, enabling toll collection from customers retroactive to October 1, 2024. The agreement also provided for a one-time payment of $199 million from LNGC Participants to TC Energy in recognition of completed work and final cost settlement, payable upon the earlier of three months following the LNG facility's declared in-service date or December 15, 2025.
Effective July 12, 2025, the LNG facility was declared in-service by LNGC. Pursuant to the commercial agreement, TC Energy received the one-time payment of $199 million, settled through a cash distribution in October 2025. This payment, which accrues entirely to TC Energy under the contractual arrangements between the Coastal GasLink LP partners, was recognized as an in-substance distribution from Coastal GasLink LP and reflected in Accounts receivable and Equity investments on the Company's Consolidated balance sheet as at December 31, 2024.
The Coastal GasLink project reached mechanical completion in November 2023 and was ready to deliver commissioning gas to the LNGC facility by the end of 2023. These milestones entitled Coastal GasLink LP to receive a $200 million incentive payment from LNGC, which was recorded as Accounts receivable on the Consolidated balance sheet and Income (loss) from equity investments in the Consolidated statement of income as at and for the year ended December 31, 2023. The incentive payment was settled through a cash distribution in February 2024.
In February 2023, Coastal GasLink LP announced an increase in the revised capital cost of the Coastal GasLink pipeline. The increase in project costs and the expectation that additional equity contributions under the subordinated loan agreement would be predominantly funded by TC Energy was an indication of significant adverse impact on the estimated fair value of the Company’s investment in Coastal GasLink LP. The Company completed valuation assessments and concluded that the fair value of its investment in Coastal GasLink LP was below its carrying value, which resulted in a pre-tax impairment charge of $2,100 million in 2023 and cumulative impairment charges of $5,148 million, or $4,586 million after tax, between December 31, 2022 and September 30, 2023. No further indication of other-than-temporary impairments of the Company's investment in Coastal GasLink LP have since been identified and no further impairment charges have been recorded.
At December 31, 2025, the carrying value of the Company's investment in Coastal GasLink LP was $896 million (2024 – $1,006 million).
Summarized Financial Information of Equity Investments

year ended December 31	2025	2024	2023
(millions of Canadian $)

Income
Revenues	7,493	6,962	6,197
Operating and other expenses	(4,412)	(3,783)	(3,343)
Net income	2,405	3,026	2,457
Net income attributable to TC Energy	1,274	1,558	1,310

at December 31	2025	2024
(millions of Canadian $)

Balance Sheet
Current assets	3,438	3,959
Non-current assets	47,233	44,835
Current liabilities	(1,888)	(2,111)
Non-current liabilities	(22,389)	(21,729)
At December 31, 2025, the cumulative carrying value of the Company’s equity investments was $834 million (2024 – $769 million) lower than the cumulative underlying equity in the net assets primarily due to the impairment of the equity investment in Coastal GasLink LP, partially offset by fair value adjustments at the time of acquisition or partial disposition, as well as interest capitalized during construction.